Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net income	R$ 4,311,984	R$ 3,153,881	R$ 2,837,422
Weighted average number of common shares issued (thousands)	2,414,316	2,420,199	2,420,758
Diluted earnings per share	R$ 1.79	R$ 1.30	R$ 1.17